ELEVATION ETF TRUST

DHANDHO JUNOON ETF

SUPPLEMENT DATED JANUARY 6, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2016

Effective December 15, 2016, Thomas W. Brock resigned from the Board of Trustees (the “Board”) of the Elevation ETF Trust (the “Trust”). Accordingly, all references to Mr. Brock herein are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE